Kunzman & Bollinger, Inc.
ATTORNEYS-AT-LAW
5100 N. BROOKLINE, SUITE 600
OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501
Fax (405) 942-3527
March 15, 2007
ELECTRONIC FILING
Mr. H. Roger Schwall
United States Securities and
     Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Atlas Resources Public #16-2007 Program Pre-Effective Amendment No. 3 to Registration Statement on Form S-1 Filed March 15, 2007 SEC File No. 333-138068
Dear Mr. Schwall:
     Enclosed for filing is Pre-Effective Amendment No. 3 to the Program’s Registration Statement. Also, this letter is in response to your comment letter dated March 9, 2007 concerning the above-referenced filing. For your convenience, we first restate your comments in italics and then provide our response. The responses in this letter are based on representations made by the Program and its Managing General Partner, Atlas Resources, LLC, to Kunzman & Bollinger, Inc. for the purpose of preparing this letter. Unless otherwise noted, all references in our responses to pages or sections of the prospectus are to the form of prospectus included in Pre-Effective Amendment No. 3.
General
1.	We note you have updated the financial statements of Atlas Resources Public #17-2007 to comply with Rule 3-01(a) of Regulation S-X. However, the audit report that accompanies these financial statements refers to the balance sheet as of September 30, 2006. Please amend your registration statement to include the audit report that opines on the balance sheet of Atlas Resources Public #17-2007 as of December 31, 2006.

The Registration Statement in Pre-Effective Amendment No. 3 has been amended to include an audit report that opines on the balance sheet of Atlas Resources Public #16-2007(A) L.P. as of December 31, 2006.
Financial Statements of Atlas Resources LLC
Note 4 — Certain Relationships and Related Party Transactions, page F—21
2.	We have read your response to prior comment 10 and note that you have included a separate line item in your statements of income related to management fees. Please expand your disclosure under this heading to discuss what the amounts of the fees presented in your

Kunzman & Bollinger, Inc.
United States Securities and
     Exchange Commission
March 15, 2007

financial statements represent and your methodology of allocation in accordance with Question 2 of SAB Topic 1:B1.

Note 5 to the Consolidated Financial Statements of Atlas Resources, LLC has been amended as set forth below:
“NOTE 5 — CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS
Advances from Parent shown on the Company’s Balance Sheets represents amounts owed for advances and other transactions in the normal course of business. The managing general partner depends on its parent companies, Atlas America and Atlas Energy Resources, LLC, and their affiliates, for all management and administrative functions. The managing general partner paid a management fee of 7% of subscription funds raised to and reimbursed Atlas America for management and administrative services and expenses incurred on its behalf based on an allocation of total revenues. Such fees and reimbursements amounted to $64.1 million, $13.9 million, $47.5 million and $30.7 million for the year ended December 31, 2006, three months ended December 31, 2005, and years ended September 30, 2005 and 2004, respectively. This fee and expense reimbursement is shown as Fees and reimbursements-affiliate on the Company’s Statements of Income. The advances are subordinated to any third party debt. The Company incurred interest expense related to inter company transactions for the year ended December 31, 2006, three months ended December 31, 2005 and the years ended September 30, 2005 and 2004 of $284,000, $164,000, $1.6 million and $2.1 million, respectively.”
     Please contact the undersigned or Gerald A. Bollinger if you have any questions or comments concerning this response.

Very truly yours, KUNZMAN & BOLLINGER, INC.
/s/ Wallace W. Kunzman, Jr.
Wallace W. Kunzman, Jr.

cc:	Mr. Jack Hollander Mr. Justin Atkinson